Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Transactions with Significant Shareholders, their Affiliates and Other Related Parties

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31, 2014	December 31, 2013	December 31, 2012
Sales & other services	24	118	226
Research and development expenses	—	121	282
Other purchases	24	71	53
Accounts receivable	22	12	53
Accounts payable	56	82	62